CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (19,842)	$ (2,497)	$ (6,457)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	5,708	$ 5,166	$ 6,338
Impairment of intangible assets	5,777
Stock-based compensation	7,170	$ 8,095	$ 7,731
Capital loss	328		18
Increase (decrease) in accrued severance pay, net	349	$ (8)	(13)
Decrease (increase) in other assets	1,205	100	(532)
Decrease in accrued interest and amortization of premium on marketable securities	967	793	366
Decrease (increase) in trade receivables	(847)	(6,851)	3,328
Increase in other receivables and prepaid expenses	(2,623)	(1,321)	(2,749)
Decrease (increase) in inventories	(60)	3,689	(3,835)
Decrease (increase) in long-term deferred taxes, net	1,403	(224)	(77)
Increase (decrease) in trade payables	2,218	3,109	(1,618)
Increase (decrease) in employees and payroll accruals	901	1,073	(2,053)
Increase (decrease) in deferred revenues	1,961	1,911	(2,823)
Increase (decrease) in other payables and accrued expenses	$ (429)	$ 2,800	(988)
Liability related to settlement of OCS grants			(15,886)
Net cash provided by (used in) operating activities	$ 4,186	$ 15,835	(19,250)
Cash flows from investing activities:
Decrease (increase) in restricted deposits	(203)		$ 146
Investments in short-term bank deposits	(21,700)	$ (50,500)
Proceeds from short-term bank deposits	38,000	29,500	$ 40,042
Purchase of property and equipment	(2,223)	(3,391)	(2,706)
Investment in available-for sale marketable securities	(34,098)	$ (22,736)	(32,805)
Proceeds from sales of available-for-sale marketable securities	7,176		2,597
Proceeds from maturity of available-for-sale marketable securities	$ 15,045	$ 8,266	$ 3,864
Loan granted to third party		(2,735)
Repayment of loan to third party		$ 652
Acquisition of Optenet, net of cash (see schedule A below)	$ (9,859)
Net cash (used in) provided by investing activities	(7,862)	$ (40,944)	$ 11,138
Cash flows from financing activities:
Proceeds from exercise of stock options	132	$ 1,476	$ 899
Purchase of treasury stock, net	(166)
Net cash provided by (used in) financing activities	(34)	$ 1,476	$ 899
Decrease in cash and cash equivalents	(3,710)	(23,633)	(7,213)
Cash and cash equivalents at the beginning of the year	19,180	42,813	50,026
Cash and cash equivalents at the end of the year	15,470	19,180	42,813
Supplementary cash flow information:
Cash paid (received) during the year for taxes	139	$ 82	$ (9)
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)	(204)
Equipment and other assets	152
Intangible assets	7,242
Goodwill	10,748
Total consideration	17,938
Non cash consideration	(8,079)
Payment for acquisition, net of cash	$ 9,859